Gross Amounts Recognized, Gross Amounts Offset, and Net Amounts Presented in Consolidated Balance Sheets Regarding to Derivative Assets and Liabilities and Other Assets and Liabilities (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2015	Mar. 31, 2014
Offsetting Asset and Liabilities [Line Items]
Gross amounts recognized, assets		¥ 35,038	¥ 15,715
Gross amounts offset in the consolidated balance sheets, assets		(12,773)	(3,263)
Net amounts presented in the consolidated balance sheets, assets		22,265	12,452
Gross amounts not offset in the consolidated balance sheets, financial instruments, assets	[1]	0	(1,015)
Gross amounts not offset in the consolidated balance sheets, collateral, assets	[1]	(3,888)	0
Net amount, assets		18,377	11,437
Gross amounts recognized, liabilities		40,209	19,909
Gross amounts offset in the consolidated balance sheets, liabilities		(12,773)	(3,263)
Net amounts presented in the consolidated balance sheets, liabilities		27,436	16,646
Gross amounts not offset in the consolidated balance sheets, financial instruments, liabilities	[1]	0	(1,015)
Gross amounts not offset in the consolidated balance sheets, collateral, liabilities	[1]	(277)	(571)
Net amount, liabilities		27,159	15,060
Derivative liabilities
Offsetting Asset and Liabilities [Line Items]
Gross amounts recognized, liabilities		29,619	16,860
Gross amounts offset in the consolidated balance sheets, liabilities		(2,858)	(214)
Net amounts presented in the consolidated balance sheets, liabilities		26,761	16,646
Gross amounts not offset in the consolidated balance sheets, financial instruments, liabilities	[1]	0	(1,015)
Gross amounts not offset in the consolidated balance sheets, collateral, liabilities	[1]	(277)	(571)
Net amount, liabilities		26,484	15,060
Reverse repurchase, securities borrowing, and similar arrangements
Offsetting Asset and Liabilities [Line Items]
Gross amounts recognized, assets	[2]	9,915	3,064
Gross amounts offset in the consolidated balance sheets, assets	[2]	(9,915)	(3,049)
Net amounts presented in the consolidated balance sheets, assets	[2]	0	15
Gross amounts not offset in the consolidated balance sheets, financial instruments, assets	[1],[2]	0	0
Gross amounts not offset in the consolidated balance sheets, collateral, assets	[1],[2]	0	0
Net amount, assets	[2]	0	15
Gross amounts recognized, liabilities	[2]	10,590	3,049
Gross amounts offset in the consolidated balance sheets, liabilities	[2]	(9,915)	(3,049)
Net amounts presented in the consolidated balance sheets, liabilities	[2]	675	0
Gross amounts not offset in the consolidated balance sheets, financial instruments, liabilities	[1],[2]	0	0
Gross amounts not offset in the consolidated balance sheets, collateral, liabilities	[1],[2]	0	0
Net amount, liabilities	[2]	675	0
Derivative assets
Offsetting Asset and Liabilities [Line Items]
Gross amounts recognized, assets		25,123	12,651
Gross amounts offset in the consolidated balance sheets, assets		(2,858)	(214)
Net amounts presented in the consolidated balance sheets, assets		22,265	12,437
Gross amounts not offset in the consolidated balance sheets, financial instruments, assets	[1]	0	(1,015)
Gross amounts not offset in the consolidated balance sheets, collateral, assets	[1]	(3,888)	0
Net amount, assets		¥ 18,377	¥ 11,422

[1]	The balances related to enforceable master netting agreements or similar agreements which were not offset in the consolidated balance sheets.
[2]	Reserve repurchase agreements and securities borrowing, and similar transactions are reported within other assets in the consolidated balance sheets. Repurchase agreements and securities lending, and similar transactions are reported within other liabilities in the consolidated balance sheets.